Net Income Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Net Income Per Share
Net Income Per Share

NOTE 13. NET INCOME PER SHARE

The following is a reconciliation of the numerator and denominator of basic and diluted net income per share (in thousands, except per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Numerator:
Net income attributable to Endo Pharmaceuticals Holdings Inc. common stockholders	$54,583	$51,460	$110,370	$111,815
Denominator:
For basic per share data — weighted average shares	116,663	116,060	116,509	116,704
Dilutive effect of common stock equivalents	2,434	600	2,352	642
Dilutive effect of 1.75% Convertible Senior Subordinated Notes and warrants	3,589	—	2,863	—

For diluted per share data — weighted average shares	122,686	116,660	121,724	117,346
Basic net income per share attributable to Endo Pharmaceuticals Holdings Inc	$0.47	$0.44	$0.95	$0.96

Diluted net income per share attributable to Endo Pharmaceuticals Holdings Inc	$0.44	$0.44	$0.91	$0.95

Basic net income per share is computed based on the weighted average number of common shares outstanding during the period. Diluted income per common share is computed based on the weighted average number of common shares outstanding and, if there is net income during the period, the dilutive impact of common stock equivalents outstanding during the period. Common stock equivalents are measured under the treasury stock method.

The 1.75% Convertible Senior Subordinated Notes due April 15, 2015 are only included in the dilutive net income per share calculation using the treasury stock method during periods in which the average market price of our common stock was above the applicable conversion price of the Convertible Notes, or $29.20 per share. In these periods, under the treasury stock method, we calculated the number of shares issuable under the terms of these notes based on the average market price of the stock during the period, and included that number in the total diluted shares outstanding for the period.

We have entered into convertible note hedge and warrant agreements that, in combination, have the economic effect of reducing the dilutive impact of the Convertible Notes. However, we separately analyze the impact of the convertible note hedge and the warrant agreements on diluted weighted average shares outstanding. As a result, the purchases of the convertible note hedges are excluded because their impact would be anti-dilutive. The treasury stock method is applied when the warrants are in-the-money with the proceeds from the exercise of the warrant used to repurchase shares based on the average stock price in the calculation of diluted weighted average shares. Until the warrants are in-the-money, they have no impact to the diluted weighted average share calculation. The total number of shares that could potentially be included if the warrants were exercised is approximately 13 million.

The following reconciliation shows the maximum potential dilution of shares currently excluded from the calculation of diluted net income per share for the six months ended June 30 (in thousands):

	2011	2010
Weighted average shares excluded:
1.75% Convertible senior subordinated notes due 2015 and warrants(1)	23,130	25,993
Employee stock-based awards	1,279	5,150

	24,409	31,143

(1)	Amounts represent the incremental potential total dilution that could occur if our Convertible Notes and warrants were converted to shares of our common stock.

NOTE 16. NET INCOME PER SHARE

The following is a reconciliation of the numerator and denominator of basic and diluted net income per share for the years ended December 31 (in thousands, except per share data):

	2010	2009	2008
Numerator:
Net income attributable to Endo Pharmaceuticals Holdings Inc. common stockholders	$259,006	$266,336	$255,336

Denominator:
For basic per share data—weighted average shares	116,164	117,112	123,248
Dilutive effect of common stock equivalents	1,202	403	472
Dilutive effect of 1.75% Convertible Senior Subordinated Notes	585	—	—

For diluted per share data—weighted average shares	117,951	117,515	123,720
Basic net income per share attributable to Endo Pharmaceuticals Holdings Inc	$2.23	$2.27	$2.07

Diluted net income per share attributable to Endo Pharmaceuticals Holdings Inc	$2.20	$2.27	$2.06

Basic net income per share is computed based on the weighted average number of common shares outstanding during the period. Diluted income per common share is computed based on the weighted average number of common shares outstanding and, if there is net income during the period, the dilutive impact of common stock equivalents outstanding during the period. Common stock equivalents are measured under the treasury stock method.

The 1.75% Convertible Senior Subordinated Notes due April 15, 2015 were only included in the dilutive earnings per share calculation using the treasury stock method during periods in which the average market price of our common stock was above the applicable conversion price of the Convertible Notes, or $29.20 per share. In these periods, under the treasury stock method, we calculated the number of shares issuable under the terms of these notes based on the average market price of the stock during the period, and included that number in the total diluted shares figure for the period.

We have entered into convertible note hedge and warrant agreements that, in combination, have the economic effect of reducing the dilutive impact of the Convertible Notes. However, we separately analyze the impact of the convertible note hedge and warrant agreements on diluted weighted average shares. As a result, the purchases of the convertible note hedges are excluded because their impact would be anti-dilutive. The treasury stock method will be applied when the warrants are in-the-money with the proceeds from the exercise of the warrant used to repurchase shares based on the average stock price in the calculation of diluted weighted average shares. Until the warrants are in-the-money, they have no impact to the diluted weighted average share calculation. The total number of shares that could potentially be included if the warrants were exercised is approximately 13 million.

The following reconciliation shows the shares excluded from the calculation of diluted earnings per share as the inclusion of such shares would be anti-dilutive for the years ended December 31 (in thousands):

	2010	2009	2008
Weighted average shares excluded:
1.75% Convertible senior subordinated notes due 2015 and warrants(1)	25,408	25,993	25,993
Employee stock-based awards	2,721	4,681	3,596

	28,129	30,674	29,589

(1)	Amounts represent the potential total dilution that could occur if our Convertible Notes and warrants were converted to shares of our common stock in excess of the amounts of related dilution included in our calculations of diluted earnings per share.